Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of fair values and carrying values of financial instruments and fair value hierarchy based on the level of inputs utilized to determine such fair value

	Fair Value Measurements Using			Total Fair Value	Total Carrying Value
(dollars in millions)	Level 1	Level 2	Level 3

December 31, 2017
Assets
Cash and cash equivalents	$904	$54	$—	$958	$958
Investment securities	36	1,654	7	1,697	1,697
Net finance receivables, less allowance for finance receivable losses	—	—	15,607	15,607	14,217
Finance receivables held for sale	—	—	139	139	132
Notes receivable from parent	—	391	—	391	391
Restricted cash and restricted cash equivalents	498	—	—	498	498
Other assets (a)	—	4	12	16	16

Liabilities
Long-term debt	$—	$15,625	$—	$15,625	$15,050
Other liabilities (b)	—	189	—	189	189

December 31, 2016
Assets
Cash and cash equivalents	$480	$73	$—	$553	$553
Investment securities	31	1,724	9	1,764	1,764
Net finance receivables, less allowance for finance receivable losses	—	—	13,857	13,857	13,000
Finance receivables held for sale	—	—	159	159	153
Notes receivable from parent	—	285	—	285	285
Restricted cash and restricted cash equivalents	568	—	—	568	568
Other assets (a)	—	77	34	111	113

Liabilities
Long-term debt	$—	$14,498	$—	$14,498	$13,959
Other liabilities (b)	—	39	—	39	39

(a)
Other assets includes commercial mortgage loans, escrow advance receivables, and receivables from parent and affiliates at December 31, 2017 and commercial mortgage loans, escrow advance receivables, receivables from parent and affiliates, and receivables related to sales of real estate loans and related trust assets at December 31, 2016.

(b) Consists of payables to parent and affiliates.

Schedule of information about assets and liabilities measured at fair value on a recurring basis and the fair value hierarchy based on the levels of inputs utilized to determine such fair value
The following tables present information about our assets measured at fair value on a recurring basis and indicates the fair value hierarchy based on the levels of inputs we utilized to determine such fair value:

	Fair Value Measurements Using			Total Carried At Fair Value
(dollars in millions)	Level 1	Level 2	Level 3 (a)

December 31, 2017
Assets
Cash equivalents in mutual funds	$688	$—	$—	$688
Cash equivalents in securities	—	54	—	54
Investment securities:
Available-for-sale securities
Bonds:
U.S. government and government sponsored entities	—	28	—	28
Obligations of states, municipalities, and political subdivisions	—	135	—	135
Non-U.S. government and government sponsored entities	—	60	—	60
Certificates of deposit and commercial paper	—	125	—	125
Corporate debt	—	946	2	948
RMBS	—	99	—	99
CMBS	—	87	—	87
CDO/ABS	—	95	1	96
Total bonds	—	1,575	3	1,578
Preferred stock	7	7	—	14
Common stock	23	—	—	23
Other long-term investments	—	—	1	1
Total available-for-sale securities (b)	30	1,582	4	1,616
Other securities
Bonds:
Non-U.S. government and government sponsored entities	—	1	—	1
Corporate debt	—	66	2	68
RMBS	—	1	—	1
CMBS	—	—	—	—
CDO/ABS	—	4	—	4
Total bonds	—	72	2	74
Preferred stock	6	—	—	6
Total other securities	6	72	2	80
Total investment securities	36	1,654	6	1,696
Restricted cash in mutual funds	484	—	—	484
Total	$1,208	$1,708	$6	$2,922

(a)
Due to the insignificant activity within the Level 3 assets during 2017, we have omitted the additional disclosures relating to the changes in Level 3 assets measured at fair value on a recurring basis and the quantitative information about Level 3 unobservable inputs.

(b)	Excludes an immaterial interest in a limited partnership that we account for using the equity method and FHLB common stock of $1 million at December 31, 2017, which is carried at cost.

	Fair Value Measurements Using			Total Carried At Fair Value
(dollars in millions)	Level 1	Level 2	Level 3 (a)

December 31, 2016
Assets
Cash equivalents in mutual funds	$286	$—	$—	$286
Cash equivalents in securities	—	73	—	73
Investment securities:
Available-for-sale securities
Bonds:
U.S. government and government sponsored entities	—	31	—	31
Obligations of states, municipalities, and political subdivisions	—	145	—	145
Non-U.S. government and government sponsored entities	—	118	—	118
Corporate debt	—	1,025	—	1,025
RMBS	—	100	—	100
CMBS	—	108	—	108
CDO/ABS	—	98	4	102
Total bonds	—	1,625	4	1,629
Preferred stock	8	8	—	16
Common stock	17	—	—	17
Other long-term investments	—	—	2	2
Total available-for-sale securities (b)	25	1,633	6	1,664
Other securities
Bonds:
Non-U.S. government and government sponsored entities	—	1	—	1
Corporate debt	—	83	2	85
RMBS	—	1	—	1
CMBS	—	1	—	1
CDO/ABS	—	5	—	5
Total bonds	—	91	2	93
Preferred stock	6	—	—	6
Total other securities	6	91	2	99
Total investment securities	31	1,724	8	1,763
Restricted cash in mutual funds	553	—	—	553
Total	$870	$1,797	$8	$2,675

(a)
Due to the insignificant activity within the Level 3 assets during 2016, we have omitted the additional disclosures relating to the changes in Level 3 assets measured at fair value on a recurring basis and the quantitative information about Level 3 unobservable inputs.

(b)	Excludes an immaterial interest in a limited partnership that we account for using the equity method and FHLB common stock of $1 million at December 31, 2016, which is carried at cost.

Schedule of assets measured at fair value on a non-recurring basis on which impairment charges were recorded
Assets measured at fair value on a non-recurring basis on which we recorded impairment charges were as follows:

	Fair Value Measurements Using *				Impairment Charges
(dollars in millions)	Level 1	Level 2	Level 3	Total

At or for the Year Ended December 31, 2017
Assets
Real estate owned	$—	$—	$6	$6	$3

At or for the Year Ended December 31, 2016
Assets
Finance receivables held for sale	$—	$—	$159	$159	$4
Real estate owned	—	—	5	5	2
Total	$—	$—	$164	$164	$6

*	The fair value information presented in the table is as of the date the fair value adjustment was recorded.

Quantitative information about Level 3 inputs for assets measured on a nonrecurring basis
Quantitative information about Level 3 inputs for our assets measured at fair value on a non-recurring basis at December 31, 2017 and 2016 was as follows:

Range (Weighted Average)
	Valuation Technique(s)	Unobservable Input	December 31, 2017	December 31, 2016
Finance receivables held for sale	Income approach	Market value for similar type loan transactions to obtain a price point	*	*
Real estate owned	Market approach	Third-party valuation	*	*

*
We applied the third-party exception which allows us to omit certain quantitative disclosures about unobservable inputs for the assets measured at fair value on a non-recurring basis included in the table above. As a result, the weighted average ranges of the inputs for these assets are not applicable.